Annual Fund Operating Expenses - American Century ETF Trust - American Century Multisector Floating Income ETF Series - American Century Multisector Floating Income ETF Class	Jan. 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.19%

[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2026.